Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PUTNAM FUNDS TRUST
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Floating Rate Income Fund
Class Name	Class A
Trading Symbol	PFLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$51	1.00%
[1]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 381,416,447
Holdings Count | $ / shares	239	[2]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$381,416,447
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	18%
[2]
Holdings [Text Block]		[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class B
Shareholder Report [Line Items]
Fund Name	Putnam Floating Rate Income Fund
Class Name	Class B
Trading Symbol	PFRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class B	$62	1.20%
[4]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
Net Assets	$ 381,416,447
Holdings Count | $ / shares	239	[5]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$381,416,447
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	18%
[5]
Holdings [Text Block]		[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Floating Rate Income Fund
Class Name	Class C
Trading Symbol	PFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$90	1.75%
[7]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Net Assets	$ 381,416,447
Holdings Count | $ / shares	239	[8]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$381,416,447
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	18%
[8]
Holdings [Text Block]		[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Floating Rate Income Fund
Class Name	Class R
Trading Symbol	PFLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$64	1.25%
[10]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Net Assets	$ 381,416,447
Holdings Count | $ / shares	239	[11]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$381,416,447
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	18%
[11]
Holdings [Text Block]		[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Floating Rate Income Fund
Class Name	Class R6
Trading Symbol	PFRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$36	0.69%
[13]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 381,416,447
Holdings Count | $ / shares	239	[14]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$381,416,447
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	18%
[14]
Holdings [Text Block]		[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Floating Rate Income Fund
Class Name	Class Y
Trading Symbol	PFRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$39	0.75%
[16]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 381,416,447
Holdings Count | $ / shares	239	[17]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$381,416,447
Total Number of Portfolio Holdings*	239
Portfolio Turnover Rate	18%
[17]
Holdings [Text Block]		[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Includes derivatives, if applicable.

[3]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

[4]
†	Annualized.

[5]
*	Includes derivatives, if applicable.

[6]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

[7]
†	Annualized.

[8]
*	Includes derivatives, if applicable.

[9]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

[10]
†	Annualized.

[11]
*	Includes derivatives, if applicable.

[12]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

[13]
†	Annualized.

[14]
*	Includes derivatives, if applicable.

[15]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

[16]
†	Annualized.

[17]
*	Includes derivatives, if applicable.

[18]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.